UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Douglas E. Johanson
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

  John Convery               Portland, OR              July 10, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     none
                                                  -----------------------

Form 13F Information Table Entry Total:               38
                                                  -----------------------

Form 13F Information Table Value Total:            223785(x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc                 COM       032654105       724     19224                  Sole                19224
Apple Inc                          COM       037833100       212       363                  Sole                  363
Berkshire Hathaway Cl B            CLASS B   084670108       237      2840                  Sole                 2840
Cascade Corp                       COM       147195101       241      5125                  Sole                 5125
Spdr Index Shs fds DJ Intl RL ETF  ETF       78463x863       373     10147                  Sole                10147
Exxon Mobil                        COM       30231G102       375      4384                  Sole                 4384
Intel Corp                         COM       458140100      1719     64491                  Sole                64491
International Business Machs       COM       459200101       495      2530                  Sole                 2530
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      3130     25444                  Sole                25444
iShares Barclays Agg. Bond Ind     ETF       464287226       350      3147                  Sole                 3147
iShares Barclays TIP Bond Fund     ETF       464287176      2895     24185                  Sole                24185
iShares MSCI EAFE Index Fund       ETF       464287465       488      9771                  Sole                 9771
iShares Russell 1000 Growth In     ETF       464287614       422      6680                  Sole                 6680
iShares Russell 1000 Value Ind     ETF       464287598       365      5355                  Sole                 5355
iShares Russell Microcap Index     ETF       464288869       312      6230                  Sole                 6230
Jewitt Cameron Trading LTD         COM NEW   47733C207      1669    187142                  Sole               187142
McDonalds Corp                     COM       580135101       533      6018                  Sole                 6018
Microsoft Corp                     COM       594918104       445     14555                  Sole                14555
Northwest Natural Gas Co           COM       667655104       451      9465                  Sole                 9465
Patterson Companies Inc            COM       703395103      1711     49645                  Sole                49645
Pepsico Inc                        COM       713448108       619      8754                  Sole                 8754
Portland Gen Elec Co               COM NEW   736508847       204      7667                  Sole                 7667
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      4103     75848                  Sole                75848
Schwab Strategic Tr Intl Eqty      ETF       808524805       287     11858                  Sole                11858
Schwab Strategic Tr US Lcap Va     ETF       808524409       231      7579                  Sole                 7579
Schwab Strategic Tr US Sml Cap     ETF       808524607       231      6499                  Sole                 6499
Schwab Strategic Tr US TIPS        ETF       808524870      1477     25740                  Sole                25740
Starbucks                          COM       855244109       603     11313                  Sole                11313
Sunpower Corp                      COM       867652406       142     29616                  Sole                29616
United Parcel Service Inc          CLASS B   911312106      1849     23474                  Sole                23474
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       204      5113                  Sole                 5113
Vanguard Index Fds Growth ETF      ETF       922908736     43661    641986                  Sole               641986
Vanguard Intl Equ Idx F Glb EX US  ETF       922042676      8756    183179                  Sole               183179
Vanguard Index Fds REIT Etf        ETF       922908553     25251    385921                  Sole               385921
Vanguard Index Fds Small Cap       ETF       922908751     31210    410447                  Sole               410447
Vanguard Index Fds Stk Mrk ETF     ETF       922908769     11476    164652                  Sole               164652
Vanguard Index Fds Value ETF       ETF       922908744     76111   1360588                  Sole              1360588
Yum Brands Inc                     COM       988498101       223      3456                  Sole                 3456

Total $223785 (x 1000)

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